Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information regarding our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” on page 50.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. O’Day(1)	Compensation Actually Paid to Mr. O’Day(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)(7)	Net Product Revenue (in millions)(8)
2024	$23,689,392	$44,785,379	$7,725,458	$14,186,970	$174	$118	$480	$28,610
2023	$22,607,690	$15,483,783	$7,588,163	$5,469,137	$147	$119	$5,613	$26,934
2022	$21,621,253	$54,965,255	$7,874,828	$18,182,586	$150	$114	$4,566	$26,982
2021	$19,229,466	$31,485,348	$6,279,776	$9,693,178	$121	$126	$6,201	$27,008
2020	$18,998,095	$16,117,322	$6,616,768	$6,126,435	$93	$126	$89	$24,355

(1)	The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for our Chairman and Chief Executive Officer, Mr. O’Day.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for Mr. O’Day	Less: Summary Compensation Table Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to Mr. O’Day
2024	$23,689,392	$16,551,827	$37,647,814	$44,785,379
2023	$22,607,690	$15,615,056	$8,491,149	$15,483,783
2022	$21,621,253	$14,353,915	$47,697,917	$54,965,255
2021	$19,229,466	$13,139,064	$25,394,946	$31,485,348
2020	$18,998,095	$11,513,097	$8,632,324	$16,117,322
(a)	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Value of Dividend Equivalents Accrued or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$23,956,270	$13,333,936	$(1,033,888)	$1,391,496	$37,647,814
2023	$12,525,814	$(2,481,113)	$(2,859,625)	$1,306,073	$8,491,149
2022	$34,153,918	$14,183,571	$(1,966,582)	$1,327,010	$47,697,917
2021	$17,162,219	$6,011,125	$707,262	$1,514,340	$25,394,946
2020	$8,885,442	$(1,693,496)	$409,911	$1,030,467	$8,632,324

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Deborah H. Telman; and (ii) for 2021 and 2020, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Brett A. Pletcher.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Less: Summary Compensation Table Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Other NEOs
2024	$7,725,458	$4,828,738	$11,290,250	$14,186,970
2023	$7,588,163	$4,809,225	$2,690,199	$5,469,137
2022	$7,874,828	$4,961,052	$15,268,810	$18,182,586
2021	$6,279,776	$3,625,534	$7,038,936	$9,693,178
2020	$6,616,768	$3,087,064	$2,596,731	$6,126,435
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Accrued or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$6,878,321	$4,260,282	$(282,467)	$434,114	$11,290,250
2023	$3,955,902	$(789,322)	$(879,498)	$403,117	$2,690,199
2022	$11,751,514	$3,365,229	$(289,102)	$441,169	$15,268,810
2021	$4,989,853	$1,461,574	$271,571	$315,938	$7,038,936
2020	$2,488,166	$(365,446)	$269,145	$204,866	$2,596,731

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of each year shown and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(6)	The peer group used for this purpose is Nasdaq Biotechnology Index.

(7)	The dollar amounts reported represent the amount of net income reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Our 2022 net income included a $2.7 billion partial impairment charge related to certain IPR&D assets acquired from Immunomedics, Inc. Our 2024 net income included $4.2 billion partial impairment charges related to certain IPR&D assets acquired from Immunomedics, Inc.
(8)	The dollar amounts reported represent the amount of net product sales revenue reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Total full year 2024 product sales of $28,610 increased by 6% compared to the same period in 2023, with higher HIV, Liver Disease, and Oncology sales.

Company Selected Measure Name		Net Product Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for our Chairman and Chief Executive Officer, Mr. O’Day.
		(3)The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Deborah H. Telman; and (ii) for 2021 and 2020, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Brett A. Pletcher.
Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is Nasdaq Biotechnology Index.

PEO Total Compensation Amount	[1]	$ 23,689,392	$ 22,607,690	$ 21,621,253	$ 19,229,466	$ 18,998,095
PEO Actually Paid Compensation Amount	[2]	$ 44,785,379	15,483,783	54,965,255	31,485,348	16,117,322
Adjustment To PEO Compensation, Footnote

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Summary Compensation Table Total for Mr. O’Day	Less: Summary Compensation Table Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to Mr. O’Day
2024	$23,689,392	$16,551,827	$37,647,814	$44,785,379
2023	$22,607,690	$15,615,056	$8,491,149	$15,483,783
2022	$21,621,253	$14,353,915	$47,697,917	$54,965,255
2021	$19,229,466	$13,139,064	$25,394,946	$31,485,348
2020	$18,998,095	$11,513,097	$8,632,324	$16,117,322
(a)	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted during the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Value of Dividend Equivalents Accrued or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$23,956,270	$13,333,936	$(1,033,888)	$1,391,496	$37,647,814
2023	$12,525,814	$(2,481,113)	$(2,859,625)	$1,306,073	$8,491,149
2022	$34,153,918	$14,183,571	$(1,966,582)	$1,327,010	$47,697,917
2021	$17,162,219	$6,011,125	$707,262	$1,514,340	$25,394,946
2020	$8,885,442	$(1,693,496)	$409,911	$1,030,467	$8,632,324

Non-PEO NEO Average Total Compensation Amount	[3]	$ 7,725,458	7,588,163	7,874,828	6,279,776	6,616,768
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 14,186,970	5,469,137	18,182,586	9,693,178	6,126,435
Adjustment to Non-PEO NEO Compensation Footnote

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Less: Summary Compensation Table Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Other NEOs
2024	$7,725,458	$4,828,738	$11,290,250	$14,186,970
2023	$7,588,163	$4,809,225	$2,690,199	$5,469,137
2022	$7,874,828	$4,961,052	$15,268,810	$18,182,586
2021	$6,279,776	$3,625,534	$7,038,936	$9,693,178
2020	$6,616,768	$3,087,064	$2,596,731	$6,126,435
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Accrued or Other Earnings Paid on Stock Awards Not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$6,878,321	$4,260,282	$(282,467)	$434,114	$11,290,250
2023	$3,955,902	$(789,322)	$(879,498)	$403,117	$2,690,199
2022	$11,751,514	$3,365,229	$(289,102)	$441,169	$15,268,810
2021	$4,989,853	$1,461,574	$271,571	$315,938	$7,038,936
2020	$2,488,166	$(365,446)	$269,145	$204,866	$2,596,731

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid Versus TSR 2020 – 2024
Compensation Actually Paid vs. Net Income		Compensation Actually Paid Versus Net Income 2020 – 2024
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid Versus Net Revenue 2020 – 2024
Total Shareholder Return Vs Peer Group		Compensation Actually Paid Versus TSR 2020 – 2024
Tabular List, Table
Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis” on page 50, our executive compensation program reflects a pay-for-performance philosophy, with a focus not only on the successful progression of research programs, clinical trials and the launch of new products but also on performance across a range of shorter-term metrics that advance our long-term strategy and longer-term value creation for our stockholders. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our company for our stockholders. As required by Item 402(v), the most important financial performance measures used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

a.	Net Product Revenue
b.	Relative TSR
c.	Non-GAAP Operating Income

Total Shareholder Return Amount	[5]	$ 174	147	150	121	93
Peer Group Total Shareholder Return Amount	[6]	118	119	114	126	126
Net Income (Loss) Attributable to Parent	[7]	$ 480,000,000	$ 5,613,000,000	$ 4,566,000,000	$ 6,201,000,000	$ 89,000,000
Company Selected Measure Amount	[8]	28,610,000,000	26,934,000,000	26,982,000,000	27,008,000,000	24,355,000,000
PEO Name		Mr. O’Day	Mr. O’Day	Mr. O’Day	Mr. O’Day	Mr. O’Day
Additional 402(v) Disclosure		As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information regarding our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” on page 50.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Product Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Income
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ 16,551,827	$ 15,615,056	$ 14,353,915	$ 13,139,064	$ 11,513,097
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	37,647,814	8,491,149	47,697,917	25,394,946	8,632,324
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,956,270	12,525,814	34,153,918	17,162,219	8,885,442
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,333,936	(2,481,113)	14,183,571	6,011,125	(1,693,496)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,033,888)	(2,859,625)	(1,966,582)	707,262	409,911
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,391,496	1,306,073	1,327,010	1,514,340	1,030,467
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,828,738	4,809,225	4,961,052	3,625,534	3,087,064
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	11,290,250	2,690,199	15,268,810	7,038,936	2,596,731
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,878,321	3,955,902	11,751,514	4,989,853	2,488,166
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,260,282	(789,322)	3,365,229	1,461,574	(365,446)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(282,467)	(879,498)	(289,102)	271,571	269,145
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 434,114	$ 403,117	$ 441,169	$ 315,938	$ 204,866

[1]	The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for our Chairman and Chief Executive Officer, Mr. O’Day.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for Mr. O’Day. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
[3]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Deborah H. Telman; and (ii) for 2021 and 2020, Andrew D. Dickinson, Johanna Mercier, Merdad V. Parsey and Brett A. Pletcher.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs identified in footnote 3, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of each year shown and the beginning of the measurement period by our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
[6]	The peer group used for this purpose is Nasdaq Biotechnology Index.
[7]	The dollar amounts reported represent the amount of net income reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Our 2022 net income included a $2.7 billion partial impairment charge related to certain IPR&D assets acquired from Immunomedics, Inc. Our 2024 net income included $4.2 billion partial impairment charges related to certain IPR&D assets acquired from Immunomedics, Inc.
[8]	The dollar amounts reported represent the amount of net product sales revenue reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable year. Total full year 2024 product sales of $28,610 increased by 6% compared to the same period in 2023, with higher HIV, Liver Disease, and Oncology sales.
[9]	Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: